Warrants and Options: Schedule of Options Activity (Details) (USD $)	3 Months Ended
Mar. 31, 2014
Stock Options, Beginning	5,997,547
Stock Options, Weighted Average Exercise Price, Beginning	$ 0.31
Stock Options, Expired/Cancelled	(50,000)
Stock Options, Weighted Average Exercise Price, Expired/Cancelled	$ 0.473
Stock Options, Ending	5,947,547
Stock Options, Weighted Average Exercise Price, Ending	$ 0.31